BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
BORROWINGS
Schedule of detailed information about borrowings

		Unsecured bank	Bank
	MACA	facilities	overdraft	IXM Note	Bradesco	Samsung	Total
Balance, January 1, 2020	$16,060	$16,034	$589	$10,010	$—	$—	$42,693

Borrowings	—	22,044	219	—	2,500	11,250	36,013
Interest accrued	449	891	—	548	223	583	2,694
Principal repayments	(12,686)	(20,500)	(846)	(10,000)	—	(804)	(44,836)
Interest payments	(628)	(953)	—	(558)	(319)	(561)	(3,019)
Foreign exchange	(185)	—	38	—	—	—	(147)
Balance, December 31, 2020	$3,010	$17,516	$—	$—	$2,404	$10,468	$33,398
Current	$3,010	$17,516	$—	$—	$736	$9,671	$30,933
Non-current	$—	$—	$—	$—	$1,668	$797	$2,465

Note	(a)	(b)			(c)	(d)
Currency	AUD	USD	USD	USD	USD	USD
Nominal interest rate	5.5%	5.4%	13.7%	3-month LIBOR plus 5%	3.7%	3-month LIBOR plus 5%
Year of maturity	2021	2021	2020	2020	2023	2022